Operating Leases - Maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturities of lease liabilities
Within one year	¥ 257,009	¥ 285,743
Within a period of more than one year but not more than two years	163,774	196,902
Within a period of more than two year but not more than three years	100,435	105,055
Within a period of more than three year but not more than four years	105,527	82,610
Within a period of more than four year but not more than five years	64,430	50,415
Within a period of more than five year	148,254	184,470
Total lease commitment	¥ 839,429	¥ 905,195